Document and Entity Information	0 Months Ended
Jul. 11, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 11, 2013
Registrant Name	RBB FUND INC
Central Index Key	0000831114
Amendment Flag	false
Document Creation Date	Jul. 11, 2013
Document Effective Date	Jul. 12, 2013
Prospectus Date	Jul. 12, 2013